ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
ORGANIZATION AND DESCRIPTION OF BUSINESS
Note 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS
PotNetwork Holdings, Inc. is a publicly traded holding company trading under the symbol “POTN”. The Company website is
www.potnetworkholding.com.

This Company was previously known as:

•	SND Auto Group, Inc. until 3-2017

•	PotNetwork Holdings, Inc. until 5-2016

•	United Treatment Centers, Inc. until 7-2015

•	Element Trading Holdings, Inc. until 3-2014

•	United Treatment Centers, Inc. until 10-2013

•	MyMedicalCD, Ltd. until 6-2008

•	Interactive Solutions Corp. until 11-2004

o	State of incorporation changed from Nevada to Wyoming in 11-2004

•	Araldica Wineries Ltd. until 2-2000

•	H P Capital Corp. until 9-1996

The Company has six (6) wholly-owned subsidiaries:

•
First Capital Venture Co., a Florida corporation which has as its wholly-owned subsidiary, Diamond CBD, Inc., a Delaware corporation. First Capital Venture Co. was acquired by the Company on January 31, 2017.

•	Blockchain Crypto Technology, Corp., an inactive Colorado corporation.

•	Grinder Distribution, Inc., an inactive Florida corporation

•	PNH Holdings, Inc., an inactive Colorado corporation

•	SND Auto Group, Inc., an inactive Colorado corporation

Since the acquisition of First Capital Venture Co., the focus of the Company has been the development of the business of Diamond CBD, Inc. PotNetwork Media Group, Inc. is an early stage company. All other subsidiaries are dormant having ceased operations. Hence, the financial statements reflect principally the business results of Diamond CBD business.

Diamond CBD, Inc. focuses on the research, development, and multinational marketing of premium hemp extracts that contain a broad range of cannabinoids and natural hemp derivatives.

Diamond CBD’s catalog can be found in
http://catalog.diamondcbd.com
.

Since the acquisition of First Capital Venture and Diamond CBD on January 31, 2017, Diamond CBD’s business has become the primary business of this Company. Diamond CBD is treated as a wholly owned subsidiary of the Company and the accounts of the subsidiary are presented in the Company’s consolidated statements eliminating inter-company transactions. In accordance with ASC 805-40-45 the consolidated financial statements represent the continuation of the financial statements of the wholly owned subsidiary except for its capital structure. The Company, being the legal acquiror, but the accounting acquiror, did not have significant assets or revenues prior to the consolidation.

Investment in the wholly owned subsidiary is accounted for in accordance with ASC 810.

In February 2018, the Company reversed ab initio the March 17, 2017 holding company reorganization. As a result, the Company re-assumed its prior name, PotNetwork Holdings, Inc. (with an “s” on Holding), while remaining a Colorado corporation. None of the acquisitions or the share capital structure was affected.

In February 2018, the shares issued pursuant to the reorganization were cancelled, no other adjustments had been made.

PotNetwork Holdings, Inc. is a publicly traded holding company trading under the symbol POTN. The Company website is
www.potnetworkholding.com.

This Company was previously known as:

•	SND Auto Group, Inc. until 3-2017
•	PotNetwork Holdings, Inc. until 5-2016
•	United Treatment Centers, Inc. until 7-2015
•	Element Trading Holdings, Inc. until 3-2014
•	United Treatment Centers, Inc. until 10-2013
•	MyMedicalCD, Ltd. until 6-2008
•	Interactive Solutions Corp. until 11-2004

o	State of incorporation changed from Nevada to Wyoming in 11-2004

•	Araldica Wineries Ltd. until 2-2000
•	H P Capital Corp. until 9-1996

The Company has three (3) wholly-owned subsidiaries:

•
First Capital Venture Co., a Florida corporation which has as its wholly-owned subsidiary, Diamond CBD, Inc., a Delaware corporation. First Capital Venture Co. was acquired by the Company on January 31, 2017.

•
PotNetwork Media Group, Inc., a Nevada corporation, the owner and operator of
www.Potnetwork.com
as a digital business magazine focusing on the cannabis industry, which was acquired under a stock purchase agreement.

•	Blockchain Crypto Technology, Corp., an inactive Colorado corporation.
•	Grinder Distribution, Inc., an inactive Florida corporation.
•	PNH Holdings, Inc., an inactive Colorado corporation
•	SND Auto Group, Inc., an inactive Colorado corporation

Since the acquisition of First Capital Venture Co., the focus of the Company has been the development of the business of Diamond CBD, Inc. PotNetwork Media Group, Inc., is an early stage company. All other subsidiaries are dormant, having ceased operations. Hence, the financial statements reflect principally the business results of Diamond CBD business.

Diamond CBD, Inc. focuses on the research, development, and multinational marketing of premium hemp extracts that contain a broad range of cannabinoids and natural hemp derivatives.

Diamond CBD's 94-page catalog can be found in
http://catalog.diamondcbd.com
.

Since January 31, 2017, Diamond CBD's business has become the primary business of this Company.

In February 2018, the Company reversed ab initio the March 17, 2017 holding company reorganization. As a result, the Company re-assumed its prior name, PotNetwork Holdings, Inc. (with an s on Holding), while remaining a Colorado corporation. None of the acquisitions or the share capital structure was affected.